Accumulated Other Comprehensive Income	12 Months Ended
Mar. 31, 2012
Accumulated Other Comprehensive Income [Abstract]
Accumulated Other Comprehensive Income

NOTE 17 - ACCUMULATED OTHER COMPREHENSIVE INCOME

The components of accumulated other comprehensive income included in stockholders' equity are as follows:

	March 31,
	2012	2011
	(In Thousands)
Net unrealized gain on securities available for sale	$1,788	$1,719
Tax effect	(730)	(687)

Net of tax amount	1,058	1,032

Benefit plan adjustments	(742)	(304)
Tax effect	303	122

Net of tax amount	(439)	(182)

Accumulated other comprehensive income	$619	$850

The components of other comprehensive income and related tax effects are presented in the following table:

	Years Ended March 31,
	2012	2011	2010
	(In Thousands)
Securities available for sale:
Unrealized holding gain (loss) arising during the year	$69	$(613)	$97
Less: reclassification adjustment for net realized gains	—	(872)	—

	69	(1,485)	97

Defined benefit pension plan:
Pension (gain)	(478)	(170)	(129)
Prior service cost	40	40	50

Net change in defined benefit pension plan liability	(438)	(130)	(79)

Other comprehensive (loss) income before taxes	(369)	(1,615)	18
Tax effect	138	645	(7)

Other comprehensive (loss) income	$(231)	$(970)	$11